Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VOLATILITY SHARES TRUST
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
2x Bitcoin Strategy ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Bitcoin Strategy ETF (Consolidated)
Class Name	2x Bitcoin Strategy ETF (Consolidated)
Trading Symbol	BITX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2024, to February 28,2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/bitx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Bitcoin Strategy ETF (Consolidated)	$239	2.35%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. Bitcoin returns were driven by factors such as expectation of interest rate cuts in the United States, growing institutional adoption, and anticipation of an evolving regulatory environment. For the fiscal year ending February 28, 2025, the Fund had a total return of 3.74%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/26/2023)
2x Bitcoin Strategy ETF (Consolidated) NAV	3.74	93.93
S&P 500 TR	18.41	22.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/bitx for more recent performance information. Visit https://www.volatilityshares.com/bitx for more recent performance information.
Net Assets	$ 2,248,927,266
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 38,166,489
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$2,248,927,266
Number of Holdings	4
Net Advisory Fee	$38,166,489
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Bitcoin Futures Apr2025	180.0%
CME Bitcoin Futures Mar2025	20.0%
Reverse Repurchase Agreements	-232.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since February 29, 2024. Effective on or about April 8, 2024, the Fund’s Investment Objective changed to “The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.” Effective on or about September 16, 2024, the Fund terminated Penserra Capital Management LLC as Sub-Adviser, and named Stuart Barton, Charles Lowery, and Anand Desai as the Fund’s new Portfolio Managers.

Updated Prospectus Web Address	https://www.volatilityshares.com/bitx
2x Corn ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Corn ETF (Consolidated)
Class Name	2x Corn ETF (Consolidated)
Trading Symbol	CORX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Corn ETF (Consolidated) for the period of December 4, 2024, to February 28,2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/corx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/corx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Corn ETF (Consolidated)	$46	1.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Corn ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the return of the price of corn for future delivery for a single day. The fund seeks to achieve its investment objective primarily through managed exposure to corn futures contracts. Corn returns were driven by factors such as tightening supplies in the corn market and concerns over the United States’ tariff policies. For the fiscal year ending February 28, 2025, the Fund had a total return of 12.38%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/04/2024)
2x Corn ETF (Consolidated) NAV	12.38
S&P 500 TR	-1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/corx for more recent performance information. Visit https://www.volatilityshares.com/corx for more recent performance information.
Net Assets	$ 1,676,775
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 7,716
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$1,676,775
Number of Holdings	2
Net Advisory Fee	$7,716
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
Corn Futures May25	200.2%

Updated Prospectus Web Address	https://www.volatilityshares.com/corx
2x Ether ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Ether ETF (Consolidated)
Class Name	2x Ether ETF (Consolidated)
Trading Symbol	ETHU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of June 3, 2024, to February 28,2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ethu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Ether ETF (Consolidated)	$77	0.94%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ether. The fund seeks to achieve its investment objective primarily through managed exposure to ether futures contracts. Ether returns were driven by factors such as expectation of interest rate cuts in the United States, growing institutional adoption, anticipation of an evolving regulatory environment, and increased competition from other blockchains. For the fiscal year ending February 28, 2025, the Fund had a total return of -80.65%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/03/2024)
2x Ether ETF (Consolidated) NAV	-80.65
S&P 500 TR	13.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ethu for more recent performance information. Visit https://www.volatilityshares.com/ethu for more recent performance information.
Net Assets	$ 609,412,763
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,231,145
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$609,412,763
Number of Holdings	4
Net Advisory Fee	$5,231,145
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Ether Futures Mar25	142.0%
CME Ether Futures Apr25	58.1%
Reverse Repurchase Agreements	-356.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since June 3, 2024. Effective on or about September 16, 2024, the Fund terminated Penserra Capital Management LLC as Sub-Adviser, and named Stuart Barton, Charles Lowery, and Anand Desai as the Fund’s new Portfolio Managers.

Updated Prospectus Web Address	https://www.volatilityshares.com/ethu
2x Wheat ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Wheat ETF (Consolidated)
Class Name	2x Wheat ETF (Consolidated)
Trading Symbol	WHTX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Wheat ETF (Consolidated) for the period of December 4, 2024, to February 28,2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/whtx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/whtx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Wheat ETF (Consolidated)	$43	1.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Wheat ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the return of the price of wheat for future delivery for a single day. The fund seeks to achieve its investment objective primarily through managed exposure to wheat futures contracts. Wheat returns were driven by factors such as stable supplies in the wheat market and concerns over the United States’ tariff policies. For the fiscal year ending February 28, 2025, the Fund had a total return of -2.80%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/04/2024)
2x Wheat ETF (Consolidated) NAV	-2.80
S&P 500 TR	-1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/whtx for more recent performance information. Visit https://www.volatilityshares.com/whtx for more recent performance information.
Net Assets	$ 1,451,586
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 6,662
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$1,451,586
Number of Holdings	2
Net Advisory Fee	$6,662
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
Wheat Futures May25	201.0%

Updated Prospectus Web Address	https://www.volatilityshares.com/whtx
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Class Name	One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Trading Symbol	OOQB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the One+One Nasdaq-100® and Bitcoin ETF (Consolidated) for the period of February 18, 2025, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ooqb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ooqb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)	$2	0.75%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ Nasdaq-100® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the Nasdaq-100® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as concern over the United States’ tariff policies, inflation worries, growing market competition among blockchains, and increased market volatility. For the fiscal year ending February 28, 2025, the Fund had a total return of -16.96%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV	-16.96
S&P 500 TR	-2.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ooqb for more recent performance information. Visit https://www.volatilityshares.com/ooqb for more recent performance information.
Net Assets	$ 1,248,952
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 267
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,248,952
Number of Holdings	3
Net Advisory Fee	$267
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
Nasdaq-100 Micro E-Mini Futures Mar25	113.9%
CME Micro Bitcoin Futures Mar25	107.1%

Updated Prospectus Web Address	https://www.volatilityshares.com/ooqb
One+One S&P 500® and Bitcoin ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	One+One S&P 500® and Bitcoin ETF (Consolidated)
Class Name	One+One S&P 500® and Bitcoin ETF (Consolidated)
Trading Symbol	OOSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the One+One S&P 500® and Bitcoin ETF (Consolidated) for the period of February 18, 2025, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/oosb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/oosb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One S&P 500® and Bitcoin ETF (Consolidated)	$2	0.75%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ S&P 500® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the S&P 500® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as concern over the United States’ tariff policies, inflation worries, and increased market volatility. For the fiscal year ending February 28, 2025, the Fund had a total return of -13.99%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
One+One S&P 500® and Bitcoin ETF (Consolidated) NAV	-13.99
S&P 500 TR	-2.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/oosb for more recent performance information. Visit https://www.volatilityshares.com/oosb for more recent performance information.
Net Assets	$ 1,290,991
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 270
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,290,991
Number of Holdings	3
Net Advisory Fee	$270
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
S&P 500 Micro E-Mini Futures Mar25	113.2%
CME Micro Bitcoin Futures Mar25	103.6%

Updated Prospectus Web Address	https://www.volatilityshares.com/oosb
Volatility Premium Plus ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Volatility Premium Plus ETF (Consolidated)
Class Name	Volatility Premium Plus ETF (Consolidated)
Trading Symbol	ZVOL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Volatility Premium Plus ETF (Consolidated) for the period of March 1, 2024, to February 28,2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/zvol
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Volatility Premium Plus ETF (Consolidated)	$133	1.35%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Volatility Premium Plus ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the return of the S&P 500 VIX Mid-Term Futures Inverse Daily Index (the “Index). Index returns were driven by factors such as the CBOE Volatility Index (“VIX”) remaining in contango for most of the year, punctuated by several volatility spikes triggered by economic data and geopolitical developments. For the fiscal year ending February 28, 2025, the Fund had a total return of -2.90%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Volatility Premium Plus ETF (Consolidated) NAV	-2.90	27.91
S&P 500 TR	18.41	23.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 22, 2024
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/zvol for more recent performance information. Visit https://www.volatilityshares.com/zvol for more recent performance information.
Net Assets	$ 19,782,511
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 168,991
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$19,782,511
Number of Holdings	5
Net Advisory Fee	$168,991
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
CBOE VIX Futures Jun25	19.0%
CBOE VIX Futures Jul25	33.3%
CBOE VIX Futures Aug25	33.5%
CBOE VIX Futures Sep25	14.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since February 29, 2024. Effective on or about September 16, 2024, the Fund terminated Penserra Capital Management LLC as Sub-Adviser, and named Stuart Barton, Charles Lowery, and Anand Desai as the Fund’s new Portfolio Managers. On or about November 22, 2024, the Fund changed its name and ticker to Volatility Premium Plus ETF and (ZVOL), respectively.

Updated Prospectus Web Address	https://www.volatilityshares.com/zvol